Cash due from banks (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-interest bearing
Cash and demand deposits with banks	$ 133,363	$ 88,031
Interest bearing
Demand deposits with banks	433,511	839,320
Cash equivalents	2,722,718	1,622,719
Sub-total - Interest bearing	3,156,229	2,462,039
Cash due from banks	3,289,592	2,550,070
Interest-bearing deposits in banks bearing negligible interest	$ 156,200	$ 439,500